Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending December 31	Sourcing	Other	Total
2022	13,459	19,018	32,477
2023	11,301	13,262	24,563
2024	10,424	4,435	14,859
2025	10,018	1,794	11,812
2026	8,112	309	8,421
2027 & thereafter	—	17	17
Total commitments	53,314	38,835	92,149

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2021	December 31, 2020
Commitments to extend credit	717,077	836,710
Documentary and commercial letters of credit	1,522	981
Total unfunded commitments to extend credit	718,599	837,691
Allowance for credit losses	(551)	(179)

Summary of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2021			December 31, 2020
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	276,464	269,204	7,260	265,959	258,699	7,260
Letters of guarantee	3,588	3,552	36	5,449	5,413	36
Total	280,052	272,756	7,296	271,408	264,112	7,296